Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2015	2014

Balance at beginning of year	$4,417	$5,092

New loans and advances	69	72

Repayments, including loans sold	148	747

Changes in related parties[1]	(3,843)	–

Balance at end of year	$791	$4,417

[1]The adjustment made in 2015 relates to the retirement of a director.